Property, plant and equipment, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Depreciation charge | $	$ 60		$ 61		$ 55
ZHEJIANG TIANLAN
Depreciation charge | ¥		¥ 11,775		¥ 12,647		¥ 14,144